Fair Value of Financial Instruments - Schedule of Changes in Balances of Level 3 Financial Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in balances of Level 3 financial assets
Balance at beginning of period	$ 701.6	$ 199.7
Net earnings (loss)	(9.9)	1.1
Other comp. income (loss)	21.3	(38.5)
Purchases and issuances	223.2	701.9
Sales and settlements	(309.0)	(103.3)
Transfer to Level 3	309.4	56.3
Transfer out of Level 3	(173.6)	(115.6)
Balance at end of period	763.0	701.6
Changes in balances of Level 3 financial liabilities
Balance at beginning of period	11.9	4.7
Net earnings (loss)	(5.4)	(6.3)
Other comp. income (loss)	0.0	0.0
Purchases and issuances	3.0	13.7
Sales and settlements	0.0	(0.2)
Transfer to Level 3	0.0	0.0
Transfer out of Level 3	(1.7)	0.0
Balance at end of period	7.8	11.9
Structured securities
Changes in balances of Level 3 financial assets
Transfer to Level 3	134.1
Transfer out of Level 3	(59.3)
Total fixed maturity securities
Changes in balances of Level 3 financial assets
Balance at beginning of period	640.4	192.8
Net earnings (loss)	(4.5)	1.1
Other comp. income (loss)	21.3	(38.5)
Purchases and issuances	220.4	645.8
Sales and settlements	(305.2)	(102.9)
Transfer to Level 3	306.4	48.0
Transfer out of Level 3	(173.4)	(105.9)
Balance at end of period	705.4	640.4
U.S. Government and government agencies
Changes in balances of Level 3 financial assets
Balance at beginning of period	0.0	0.0
Net earnings (loss)		0.0
Other comp. income (loss)		0.0
Purchases and issuances		2.3
Sales and settlements		0.0
Transfer to Level 3		0.0
Transfer out of Level 3		(2.3)
Balance at end of period		0.0
States, municipalities and political subdivisions
Changes in balances of Level 3 financial assets
Balance at beginning of period	0.0	6.0
Net earnings (loss)	0.0	0.0
Other comp. income (loss)	0.1	(0.1)
Purchases and issuances	0.0	0.1
Sales and settlements	(0.5)	0.0
Transfer to Level 3	4.2	0.4
Transfer out of Level 3	(3.8)	(6.4)
Balance at end of period	0.0	0.0
Residential mortgage-backed securities
Changes in balances of Level 3 financial assets
Balance at beginning of period	19.0	14.6
Net earnings (loss)	0.0	0.2
Other comp. income (loss)	0.1	0.2
Purchases and issuances	0.0	33.7
Sales and settlements	(1.9)	(8.0)
Transfer to Level 3	1.5	8.1
Transfer out of Level 3	(9.5)	(29.8)
Balance at end of period	9.2	19.0
Commercial mortgage-backed securities
Changes in balances of Level 3 financial assets
Balance at beginning of period	58.2	12.2
Net earnings (loss)	0.8	(0.1)
Other comp. income (loss)	1.5	(0.9)
Purchases and issuances	7.5	47.5
Sales and settlements	(37.6)	(0.1)
Transfer to Level 3	5.1	1.8
Transfer out of Level 3	(0.9)	(2.2)
Balance at end of period	34.6	58.2
Asset-backed securities
Changes in balances of Level 3 financial assets
Balance at beginning of period	478.2	133.7
Net earnings (loss)	(2.1)	1.2
Other comp. income (loss)	14.1	(31.6)
Purchases and issuances	184.4	445.4
Sales and settlements	(236.7)	(79.8)
Transfer to Level 3	189.1	12.9
Transfer out of Level 3	(76.4)	(3.6)
Balance at end of period	550.6	478.2
Corporate and other
Changes in balances of Level 3 financial assets
Balance at beginning of period	85.0	26.3
Net earnings (loss)	(3.2)	(0.2)
Other comp. income (loss)	5.5	(6.1)
Purchases and issuances	28.5	116.8
Sales and settlements	(28.5)	(15.0)
Transfer to Level 3	106.5	24.8
Transfer out of Level 3	(82.8)	(61.6)
Balance at end of period	111.0	85.0
Equity securities
Changes in balances of Level 3 financial assets
Balance at beginning of period	61.2	6.6
Net earnings (loss)	(5.4)	0.3
Other comp. income (loss)	0.0	0.0
Purchases and issuances	2.8	56.1
Sales and settlements	(3.8)	(0.4)
Transfer to Level 3	3.0	8.3
Transfer out of Level 3	(0.2)	(9.7)
Balance at end of period	57.6	61.2
Common Stock
Changes in balances of Level 3 financial assets
Balance at beginning of period	5.9	0.2
Net earnings (loss)	(1.5)	0.8
Other comp. income (loss)	0.1	0.0
Purchases and issuances	0.3	0.1
Sales and settlements	(1.2)	0.0
Transfer to Level 3	0.0	4.8
Transfer out of Level 3	(0.2)	0.0
Balance at end of period	3.4	5.9
Perpetual preferred stocks
Changes in balances of Level 3 financial assets
Balance at beginning of period	55.3	6.4
Net earnings (loss)	(3.9)	(0.5)
Other comp. income (loss)	(0.1)	0.0
Purchases and issuances	2.5	56.0
Sales and settlements	(2.6)	(0.4)
Transfer to Level 3	3.0	3.5
Transfer out of Level 3	0.0	(9.7)
Balance at end of period	54.2	55.3
Derivatives
Changes in balances of Level 3 financial assets
Balance at beginning of period	0.0	0.3
Net earnings (loss)		(0.3)
Other comp. income (loss)		0.0
Purchases and issuances		0.0
Sales and settlements		0.0
Transfer to Level 3		0.0
Transfer out of Level 3		0.0
Balance at end of period		0.0
Embedded derivatives
Changes in balances of Level 3 financial liabilities
Balance at beginning of period	8.4	0.0
Net earnings (loss)	(5.4)	(4.1)
Other comp. income (loss)	0.0	0.0
Purchases and issuances	0.0	12.5
Sales and settlements	0.0	0.0
Transfer to Level 3	0.0	0.0
Transfer out of Level 3	0.0	0.0
Balance at end of period	3.0	8.4
Other
Changes in balances of Level 3 financial liabilities
Balance at beginning of period	3.5	4.7
Net earnings (loss)	0.0	(2.2)
Other comp. income (loss)	0.0	0.0
Purchases and issuances	3.0	1.2
Sales and settlements	0.0	(0.2)
Transfer to Level 3	0.0	0.0
Transfer out of Level 3	(1.7)	0.0
Balance at end of period	$ 4.8	$ 3.5